Summary of Significant Accounting Policies - Research and Development Incentives (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development incentive receivable, total	$ 41,000	$ 128,000	$ 225,000
Incentives receivable, Beginning balance	128,312	225,070
UK research and development incentives	18,536	24,963
Adjustments to 2021 and 2022 incentives earned	(1,150)
Additional 2019 incentive earned		107,906
UK research and development incentives cash receipt	(104,422)	(209,166)
Foreign currency translation	(118)	(20,461)
Incentives receivable, Ending balance	41,158	128,312
Current Receivables
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Incentives receivable, Beginning balance	104,198	103,832
UK research and development incentives, transfer	24,114	121,238
Adjustments to 2021 and 2022 incentives earned	(1,150)
Additional 2019 incentive earned		107,906
UK research and development incentives cash receipt	(104,422)	(209,166)
Foreign currency translation	112	(19,612)
Incentives receivable, Ending balance	22,852	104,198
Long Term Receivable
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Incentives receivable, Beginning balance	24,114	121,238
UK research and development incentives, transfer	(24,114)	(121,238)
UK research and development incentives	18,536	24,963
Foreign currency translation	(230)	(849)
Incentives receivable, Ending balance	$ 18,306	$ 24,114